UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-2260
                                   --------

Value Line Leveraged Growth Investors, Inc.
-------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
-------------------------------------------

David T. Henigson
-------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                        ------------------

Date of reporting period: September 30, 2005
                          ------------------

Item 1: Schedule of Investments.

Value Line Leveraged Growth Investors, Inc.
Schedule of Investments (unaudited)                           September 30, 2005
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
COMMON STOCKS (98.1%)

                       ADVERTISING (0.6%)
              65,000   Monster Worldwide, Inc.*                      $ 1,996

                       APPAREL (0.8%)
             117,000   Guess?, Inc.*                                    2507

                       BIOTECHNOLOGY (5.6%)
              73,600   Amgen, Inc.*                                    5,864
              49,000   Genentech, Inc.*                                4,126
              51,900   Invitrogen Corp.*                               3,904
              63,000   Techne Corp.*                                   3,590
                                                                  -----------
                                                                      17,484

                       BUILDING MATERIALS (0.7%)
              40,000   Universal Forest Products, Inc.                  2293

                       CANADIAN ENERGY (3.2%)
             135,200   EnCana Corp.                                    7,884
              41,000   Talisman Energy, Inc.                           2,002
                                                                  -----------
                                                                       9,886

                       CEMENT & AGGREGATES (1.8%)
              20,000   Eagle Materials, Inc.                           2,427
              50,000   Florida Rock Industries, Inc.                   3,204
                                                                  -----------
                                                                       5,631

                       COAL (5.7%)
              27,500   CONSOL Energy, Inc.                             2,097
             111,400   Joy Global, Inc.                                5,621
              32,600   Park Electrochemical Corp.                        869
             109,800   Peabody Energy Corp.                            9,262
                                                                  -----------
                                                                      17,849

                       COMPUTER & PERIPHERALS (2.3%)
              45,000   Apple Computer, Inc.*                           2,412
             167,000   Hewlett-Packard Co.                             4,876
                                                                  -----------
                                                                       7,288

                       COMPUTER SOFTWARE & SERVICES (8.6%)
             173,000   Accenture Ltd.*                                 4,405
             130,900   Anteon International Corp.*                     5,597
              46,000   Autodesk, Inc.*                                 2,136
              63,000   Fiserv, Inc.*                                   2,890
              62,500   Intergraph Corp.*                               2,794
              82,000   ManTech International Corp.*                    2,166
              66,000   Paychex, Inc.                                   2,447
             336,800   Western Digital Corp.*                          4,355
                                                                  -----------
                                                                      26,790

                       DIVERSIFIED COMPANY (1.5%)
             115,000   GATX Corp.                                      4,548

                       DRUG (2.3%)
             110,000   Biovail Corp.*                                  2,571
              86,000   Celgene Corp.*                                  4,672
                                                                  -----------
                                                                       7,243

                       E-COMMERCE (0.6%)
              82,000   Internet Security Systems, Inc.*                1,969


                       ELECTRICAL EQUIPMENT (1.4%)
             218,000   Corning, Inc.*                                  4,214


                       ELECTRICAL UTILITY - EAST (1.3%)
             127,100   Jabil Circuit, Inc.*                            3,930

                       ENTERTAINMENT (0.7%)
             123,000   Plexus Corp.*                                   2,102

                       ENVIRONMENTAL (0.7%)
              37,000   Stericycle, Inc.*                               2,115

                       GROCERY (0.7%)
              17,000   Whole Foods Market, Inc.                        2,286

                       HEALTH CARE INFORMATION SYSTEMS (1.8%)
              41,000   Cerner Corp.*                                   3,564
             194,600   WebMD Corp.*                                    2,156
                                                                  -----------
                                                                       5,720

                       HOMEBUILDING (4.3%)
              40,000   Beazer Homes USA, Inc.                          2,347
              40,000   KB Home                                         2,928
              43,800   Pulte Homes, Inc.                               1,880
              83,000   Standard Pacific Corp.                          3,445
              65,000   Toll Brothers, Inc.*                            2,904
                                                                  -----------
                                                                      13,504

                       HOTEL/GAMING (1.4%)
             100,000   MGM MIRAGE*                                     4,377

                       INFORMATION SERVICES (1.5%)
              89,300   Advisory Broad Co. (The)*                       4,647

                       INSURANCE PROPERTY - CASUALTY (1.4%)
              56,000   Allmerica Financial Corp.*                      2,304
              48,000   St. Paul Travelers Companies., Inc. (The)       2,154
                                                                  -----------
                                                                       4,458

                       MACHINERY (2.0%)
             265,000   Columbus McKinnon Corp.*                        6,270

                       MARITIME (0.6%)
              68,000   Astec Industries, Inc.*                         1,931

                       MEDICAL SERVICES (1.3%)
             106,000   LCA-Vision, Inc.                                3,935

                       MEDICAL SUPPLIES (3.2%)
              50,000   Advanced Neuromodulation Systems, Inc.*         2,373
              19,500   Alcon, Inc.                                     2,494
              48,000   Mentor Corp.                                    2,640
              55,500   Respironics, Inc.*                              2,341
                                                                  -----------
                                                                       9,848

                       METAL FABRICATING (1.7%)
              74,000   Champion Enterprises, Inc.*                     1,094
              76,700   Lone Star Technologies, Inc.*                   4,264
                                                                  -----------
                                                                       5,358

                       METALS & MINING - DIVERSIFIED (0.7%)
              71,000   Allegheny Technologies, Inc.                    2,200

                       NATURAL GAS - DIVERSIFIED (9.1%)
              22,500   Allergan, Inc.                                  2,061
              45,000   Cabot Oil & Gas Corp.                           2,273
              32,500   Devon Energy Corp.                              2,231
              67,000   EOG Resources, Inc.                             5,018
              38,000   Newfield Exploration Co.*                       1,866
              26,000   Questar Corp.                                   2,291
             112,200   Southwestern Energy Co.*                        8,235
              40,000   Western Gas Resources,  Inc.                    2,049
              49,600   XTO Energy, Inc.                                2,248
                                                                  -----------
                                                                      28,272

                       NEWSPAPER (1.4%)
             104,000   Trinity Industries, Inc.                        4,211

                       OILFIELD SERVICES/EQUIPMENT (3.8%)
              60,000   Cal Dive International, Inc.*                   3,805
              70,000   Halliburton Co.                                 4,796
              40,000   Schlumberger Ltd.                               3,375
                                                                  -----------
                                                                      11,976

                       PETROLEUM PRODUCING (2.9%)
              58,000   Burlington Resources, Inc.                      4,717
              60,000   Chesapeake Energy Corp.                         2,295
              46,000   Noble Energy, Inc.                              2,157
                                                                  -----------
                                                                       9,169

                       PHARMACY (1.3%)
              28,000   Cooper Cameron Corp.*                           2,070
              32,600   Express Scripts, Inc.*                          2,028
                                                                  -----------
                                                                       4,098

                       POWER INDUSTRY (0.7%)
              54,000   Headwaters, Inc.*                               2,020

                       R.E.I.T. (0.6%)
             112,000   Veeco Instruments, Inc.*                        1,796

                       RAILROAD (0.6%)
              40,000   CSX Corp.                                       1,859

                       RETAIL - SPECIAL LINES (1.20%)
              43,000   Bed Bath & Beyond, Inc.*                        1,728
             111,000   Brightpoint, Inc.*                              2,125
                                                                  -----------
                                                                       3,853

                       RETAIL AUTOMOTIVE (0.6%)
              48,000   Advance Auto Parts, Inc.*                       1,857

                       RETAIL BUILDING SUPPLY (2.1%)
              69,700   Building Materials Holding Corp.                6,495

                       RETAIL STORE (0.8%)
              70,000   Nordstrom, Inc.                                 2,402

                       SECURITIES BROKERAGE (1.4%)
               6,700   Chicago Mercantile Exchange Holdings, Inc.      2,260
              19,000   Legg Mason, Inc.                                2,084
                                                                  -----------
                                                                       4,344

                       SEMICONDUCTOR (4.8%)
             225,000   LSI Logic Corp.*                                2,216
              93,000   Motorola, Inc.                                  2,054
             174,000   NVIDIA Corp.*                                   5,965
             137,000   Texas Instruments, Inc.                         4,644
                                                                  -----------
                                                                      14,879

                       STEEL - GENERAL (0.5%)
              54,000   ATMI, Inc.*                                     1,674

                       TELECOMMUNICATIONS EQUIPMENT (4.0%)
             150,000   ADTRAN, Inc.                                    4,725
             115,000   Juniper Networks, Inc.*                         2,736
             109,300   Marvell Technology Group Ltd.*                  5,040
                                                                  -----------
                                                                      12,501

                       TRUCKING (1.2%)
             241,500   Goodyear Tire & Rubber Co. (The)*               3,765

                       WIRELESS NETWORKING (2.6%)
              90,100   Itron, Inc.*                                    4,114
             300,000   Powerwave Technologies, Inc.*                   3,897
                                                                  -----------
                                                                       8,011

TOTAL COMMON STOCKS AND TOTAL INVESTMENT
    SECURITIES (98.1%)                                            $  305,561
    (Cost $256,426,000)                                           -----------


      Principal
       Amount
   (in thousands)
---------------------
REPURCHASE AGREEMENTS** (0.9%)
(including accrued interest)
             $ 1,900   With Morgan Stanley, 3.24%, dated 9/30/05, due 10/3/05, delivery value $1,901,000 (collaterized by $1,860,000 U.S. Treasury Notes
                       6.125%, due 8/15/05, with a value of $1,940,000)                        $   1,900

               1,000   With UBS Warburg, LLC, 3.25%, dated 9/30/05, due 10/03/05, delivery value $1,000,000 (collaterized by $690,000 U.S. Treasury
                       Bonds 9.125%, due 5/15/18, with a value of $1,019,000)                      1,000
                                                                                              -----------

                     TOTAL REPURCHASE AGREEMENTS (Cost $2,900,000)                             $   2,900
                                                                                              ===========

CASH AND OTHER ASSETS IN
   EXCESS OF LIABILITIES (1.0%)                                                                    3,083
                                                                                              ===========

NET ASSETS (100%)                                                                              $ 311,544
                                                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER OUTSTANDING SHARE
   ($311,544,315 / 11,127,454) shares of capital stock outstanding)                            $   28.00
                                                                                              ===========

*   Non-Income producing.
** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.


The Fund's unrealized appreciation/depreciation as of September 30, 2005 was as follows:

                                                                   Total Net
                                                                  Unrealized
Total Cost               Appreciation        Depreciation        Appreciation
------------------------------------------------------------------------------
$ 259,326,000            $52,904,000         $(3,769,000)         $49,135,000
------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    11/28/05
         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ David T. Henigson
         ------------------------------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal
         Financial Officer

Date:    11/28/05
         --------------------------------